Tax matters - Income tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 25,767	$ 25,200	$ 27,290
Income tax at applicable rate	7,730	7,560	8,187
Due to effect of inflation	(2,775)	(1,126)	(890)
Due to effect of tangible assets	(243)	(116)	19
Due to effect of non-deductible expenses, non-taxable income and others	254	(92)	(407)
Total Income Tax	$ 4,966	$ 6,226	$ 6,909
Effective tax rate (as a percent)	19.27%	24.71%	25.32%
Current taxes	$ 3,777	$ 7,496	$ 7,099
Deferred taxes	$ 1,189	$ (1,270)	$ (190)